Loans Receivable, Net - Schedule of Movement of Allowance For Loans Receivable (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Schedule of Movement of Allowance For Loans Receivable [Line Items]
Balance of the beginning of the year	¥ 342,353,031	$ 48,955,832	¥ 316,890,848	¥ 279,317,673
Evaluated for impairment on an individual basis	117,253,726		109,047,517	116,302,348	$ 16,767,060
Effect on the opening balance of adoption of ASU 2016-03				22,176,502
Provision	42,113,787	6,022,191	25,462,183	15,396,673
Balance of the end of the year	¥ 384,466,818	$ 54,978,023	¥ 342,353,031	¥ 316,890,848